Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Disclosure of Notional Amounts and Fair Values of Derivatives	The table below includes the notional amounts of transactions outstanding at the balance sheet date; they do not represent actual exposures.

						Group
	2023			2022
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	12,927	92	217	14,006	315	281
Interest rate contracts	28,351	389	583	31,135	465	754
Equity and credit contracts	765	133	20	902	130	25
Total derivatives held for trading	42,043	614	820	46,043	910	1,060
Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	1,145	29	2	538	12	4
Interest rate contracts	107,540	1,275	839	77,748	1,777	403
	108,685	1,304	841	78,286	1,789	407
Designated as cash flow hedges:
Exchange rate contracts	21,618	1,008	289	26,035	1,717	186
Interest rate contracts	50,896	553	915	26,108	164	1,471
	72,514	1,561	1,204	52,143	1,881	1,657
Total derivatives held for hedging	181,199	2,865	2,045	130,429	3,670	2,064
Derivative netting(1)	—	(2,047)	(2,047)	—	(2,173)	(2,173)
Total derivatives	223,242	1,432	818	176,472	2,407	951
(1)Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was
472m (2022: 1,368m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was 12m (2022: 70m).

Disclosure of Analysis of the Notional and Fair Values of Derivatives by Trading and Settlement Method

Notional
	Traded over the counter			Asset		Liability
	Settled by central counterparties	Not settled by central counterparties	Total		Traded over the counter		Traded over the counter
2023	£m	£m	£m		£m		£m
Exchange rate contracts	—	35,690	35,690		1,129		508
Interest rate contracts	174,460	12,327	186,787		170		290
Equity and credit contracts	—	765	765		133		20
	174,460	48,782	223,242		1,432		818

2022
Exchange rate contracts	—	40,579	40,579		2,044		471
Interest rate contracts	124,638	10,353	134,991		233		455
Equity and credit contracts	—	902	902		130		25
	124,638	51,834	176,472		2,407		951

Disclosure of Maturity Profile and Average Price/Rate of Hedging Instruments Used in Hedging Strategies	The following table sets out the maturity profile and average price/rate of the hedging instruments used in the Santander UK group’s hedging strategies:

							Group
2023	Hedging Instruments	≤1 month	>1 and ≤3 months	>3 and ≤12 months	>1 and ≤5 years	>5 years	Total
Fair value hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	3,612	7,141	32,241	60,590	3,008	106,592
	Average fixed interest rate - GBP	2.38%	3.19%	3.42%	3.90%	3.99%
	Average fixed interest rate - EUR	1.14%	0.18%	0.45%	0.21%	3.92%
	Average fixed interest rate - USD	2.60%	2.46%	4.23%	1.36%	4.91%
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	—	18	—	1,041	86	1,145
	Interest rate contracts - Nominal amount (£m)	—	18	—	844	86	948
	Average GBP - EUR exchange rate	—	1.11	—	1.16	1.15
	Average GBP - USD exchange rate	—	—	—	1.32	—
	Average fixed interest rate - EUR	—	—	—	2.77%	3.48%
	Average fixed interest rate - USD	—	—	—	4.83%	—
Cash flow hedges:
Interest rate risk	Interest rate contracts – Nominal amount (£m)	911	2,993	12,770	27,721	1,219	45,614
	Average fixed interest rate - GBP	5.06%	2.98%	5.39%	3.83%	3.45%
FX risk	Exchange rate contracts - Nominal amount (£m)	927	3,238	2,692	9,447	588	16,892
	Interest rate contracts - Nominal amount (£m)	—	2,199	—	—	942	3,141
	Average GBP - JPY exchange rate	154.14	153.95	167.85	—	—
	Average GBP - CHF exchange rate	1.09	1.09	1.09	1.12	1.12
	Average GBP - EUR exchange rate	—	1.20	1.17	1.18	—
	Average GBP - USD exchange rate	—	1.39	—	1.28	1.39
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	87	785	500	2,896	458	4,726
	Interest rate contracts - Nominal amount (£m)	—	—	—	1,975	166	2,141
	Average GBP - EUR exchange rate	1.18	—	1.25	1.20	1.19
	Average GBP - USD exchange rate	—	1.66	—	1.38	1.54
	Average fixed interest rate - GBP	2.57%	2.54%	2.96%	2.31%	4.74%

2022
Fair value hedges:
Interest rate risk	Interest rate contracts- Nominal amount (£m)	2,210	4,468	21,678	45,314	3,808	77,478
	Average fixed interest rate - GBP	2.58%	0.88%	0.56%	2.07%	3.78%
	Average fixed interest rate - EUR	1.77%	1.60%	0.77%	0.28%	3.09%
	Average fixed interest rate - USD	1.35%	3.47%	3.51%	2.00%	4.92%
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	—	—	66	465	7	538
	Interest rate contracts - Nominal amount (£m)	—	—	—	263	7	270
	Average GBP - EUR exchange rate	—	—	1.20	1.16	1.10
	Average GBP - USD exchange rate	—	—	—	1.19	—
	Average fixed interest rate - EUR	—	—	3.42%	2.06%	—
	Average fixed interest rate - USD	—	—	—	4.63%	—
Cash flow hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	1,042	2,191	1,940	13,197	1,076	19,446
	Average fixed interest rate - GBP	1.77%	2.29%	1.98%	2.35%	1.84%
FX risk	Exchange rate contracts - Nominal amount (£m)	2,301	3,135	2,381	10,606	1,163	19,586
	Interest rate contracts - Nominal amount (£m)	415	—	—	2,325	997	3,737
	Average GBP - JPY exchange rate	—	157.45	160.04	—	—
	Average GBP - CHF exchange rate	—	1.13	—	—	—
	Average GBP - EUR exchange rate	—	—	1.12	1.18	1.17
	Average GBP - USD exchange rate	1.22	1.25	1.17	1.31	1.39
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	—	—	1,173	4,626	650	6,449
	Interest rate contracts - Nominal amount (£m)	—	—	585	2,132	208	2,925
	Average GBP - EUR exchange rate	—	—	1.19	1.21	1.20
	Average GBP - USD exchange rate	—	—	1.60	1.50	1.54
	Average fixed interest rate - GBP	—	—	3.27%	2.58%	4.59%

Net Gains or Losses Arising From Hedges Included in Operating Income	Net gains or losses arising from fair value and cash flow hedges included in other operating income

			Group
	2023	2022	2021
	£m	£m	£m
Fair value hedging:
(Losses)/gains on hedging instruments	(1,879)	2,381	852
Gains/(losses) on hedged items attributable to hedged risks	1,896	(2,316)	(800)
Fair value hedging ineffectiveness	17	65	52
Cash flow hedging ineffectiveness	2	(36)	(39)
	19	29	13

Disclosure of Information about Hedging Ineffectiveness by Risk Category Explanatory	Hedge ineffectiveness can be analysed by risk category as follows:

									Group
			2023			2022			2021
	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement
Fair value hedges:	£m	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate risk	(1,865)	1,877	12	2,392	(2,333)	59	874	(834)	40
Interest rate/FX risk	(14)	19	5	(11)	17	6	(22)	34	12
	(1,879)	1,896	17	2,381	(2,316)	65	852	(800)	52

					Group
		Hedging Instruments		Recognised in Income Statement	Reclassified from reserves to income
	Income statement line item affected by reclassification	Change in FV	Recognised in OCI
Cash flow hedges:		£m	£m	£m	£m
2023
Interest rate risk	Net interest income	466	(445)	21	(469)
FX risk	Net interest income/other operating income	(396)	377	(19)	(392)
Interest rate/FX risk	Net interest income/other operating income	(237)	237	—	(387)
		(167)	169	2	(1,248)
2022
Interest rate risk	Net interest income	(1,161)	1,160	(1)	(96)
FX risk	Net interest income/other operating income	1,604	(1,604)	—	1,692
Interest rate/FX risk	Net interest income/other operating income	(54)	19	(35)	533
		389	(425)	(36)	2,129
2021
Interest rate risk	Net interest income	(317)	305	(12)	73
FX risk	Net interest income/other operating income	(54)	54	—	(158)
Interest rate/FX risk	Net interest income/other operating income	(541)	514	(27)	(273)
		(912)	873	(39)	(358)

Disclosure of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting Explanatory	The following table provides a reconciliation by risk category of components of equity and analysis of OCI items (before tax) resulting from hedge accounting.

		Group
	2023	2022
	£m	£m
Balance at 1 January	(1,575)	129
Effective portion of changes in fair value:
– Interest rate risk	445	(1,160)
– Foreign currency risk	(377)	1,604
– Interest rate/foreign currency risk	(237)	(19)
	(169)	425
Income statement transfers:
– Interest rate risk	469	96
– Foreign currency risk	392	(1,692)
– Interest rate/foreign currency risk	387	(533)
	1,248	(2,129)
Balance at 31 December	(496)	(1,575)

Disclosure of detailed information about hedges	Hedged exposures
Santander UK hedges its exposures to various risks, including interest rate risk and foreign currency risk, as set out in the following table.

										Group
					2023					2022
		Accumulated amount of FV hedge adjustments			Change in value to calculate hedge ineffective ness		Accumulated amount of FV hedge adjustments			Change in value to calculate hedge ineffectiven ess
	Carrying value	Hedged item	Portfolio hedge of interest rate risks	Of which Discontinued hedges		Carrying value	Hedged item	Portfolio hedge of interest rate risks	Of which Discontinued hedges
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate risk:
Loans and advances to customers	73,194	—	(625)	(435)	1,968	60,783	—	(2,640)	(653)	(2,707)
Other financial assets at amortised cost	152	1	(8)	(8)	5	156	—	(12)	2	(14)
Reverse repurchase agreements – non trading	6,186	—	—	—	4	4,045	—	(5)	(1)	—
Other financial assets at FVOCI	2,013	(113)	—	(131)	82	2,325	(200)	—	35	(227)
Deposits by customers	(15,892)	38	(10)	—	(53)	(1,739)	24	5	—	33
Deposits by banks	—	—	—	—	—	—	—	—	—	—
Debt securities in issue	(4,091)	118	(75)	(114)	(128)	(4,735)	321	(94)	(172)	528
Subordinated liabilities	(522)	(27)	(1)	(42)	(1)	(250)	(27)	(6)	(63)	54
Interest rate/FX risk:
Other financial assets at FVOCI	989	4	—	—	12	237	(21)	—	1	(9)
Debt securities in issue	(214)	(14)	—	(24)	8	(290)	(18)	—	(37)	27
Subordinated liabilities	—	—	—	—	(1)	1	1	—	1	(1)
	61,815	7	(719)	(754)	1,896	60,533	80	(2,752)	(887)	(2,316)

						Group
			2023			2022
	Change in value to calculate hedge ineffectiveness	Cash flow hedge reserve	Balances on cash flow hedge reserve for discontinued hedges	Change in value to calculate hedge ineffectiveness	Cash flow hedge reserve	Balances on cash flow hedge reserve for discontinued hedges
Hedged item balance sheet line item	£m	£m	£m	£m	£m	£m
Cash flow hedges:
Interest rate risk:
Loans and advances to customers	(163)	(462)	1	935	(1,010)	(1)
Cash and balances at central banks	(281)	99	(76)	233	(274)	(106)
Deposits by banks	(1)	(1)	—	(8)	7	—
FX risk:
Other financial assets at FVOCI	(253)	1	—	—	(6)	—
Not applicable – highly probable forecast transactions	88	1	—	(349)	2	—
Deposits by customers	(33)	—	—	(167)	(2)	—
Debt securities in issue	617	(9)	—	(1,051)	(17)	(2)
Repurchase agreements - non trading	(42)	—	—	(37)	—	—
Interest rate/FX risk:
Debt securities in issue/loans and advances to customers	99	(75)	—	56	(170)	(3)
Deposits by customers	94	(39)	—	—	(74)	—
Subordinated liabilities/loans and advances to customers	44	(11)	52	(37)	(31)	77
	169	(496)	(23)	(425)	(1,575)	(35)